Salaries and other employee expenses	12 Months Ended
Dec. 31, 2020
Salaries and other employee expenses
Salaries and other employee expenses

29.Salaries and other employee expenses

The following table details salaries and other employee expenses:

	December 31,
	2020	2019	2018
Wages and salaries	13,717	13,232	18,487
Payroll taxes	1,722	1,721	2,120
Personnel benefits	5,383	8,867	6,732
Share–based payments	640	359	650
Total	21,462	24,179	27,989

A.Cash and stock-based compensation plans

The Bank has established equity compensation plans under which it manages restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

i.2015 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for directors and executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors who has the authority at its discretion to select the directors and executives to whom the awards may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan. This plan was updated in October 2015, modified and renamed as “2015 Stock Incentive Plan”

Restricted stocks are issued at the grant date but are withheld by the Bank until the vesting date. Restricted stock is entitled to receive dividends. A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends. The Bank issues or disposes of treasury stock and delivers common stock at the vesting date of the restricted stock units.

During 2020, 2019 and 2018, the Board of Directors approved the grant of restricted stock to directors and stock options and restricted stock units to certain executives of the Bank, as follows:

Restricted stock – Directors

For the year 2020, the Board of Directors granted 63,000 “Class E” common shares.

During the years 2019 and 2018, the Board of Directors granted 57,000, each year, of “Class E” common shares.  The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on April 29, 2020, April 17, 2019 and April 11, 2018.  The fair value of restricted stock granted totaled $727 thousand  in 2020, $1.3 million in 2019, and $1.6 million in 2018, of which $ 306 thousand, $570 thousand and $739 thousand were recognized in profit or loss during 2020, 2019 and 2018, respectively.

The total expense recognized in profit or loss during 2020, 2019 and 2018 of restricted stock – directors amounted $1.1 million, $1.4 million and $1.5 million, respectively. The remaining cost pending amortization of $699 thousand at December 31, 2020 will be amortized over 2.33 years.

Restricted stock loses their restriction from the year following the anniversary date, as follows: 35% in the first and second years, and 30% in the third year.

A summary of restricted stock granted to Directors is presented below:

		Weighted average
	Shares	grant date fair value
Outstanding at January 1, 2018	91,950	27.40
Granted	57,000	28.70
Vested	(45,300)	28.07
Outstanding at December 31, 2018	103,650	27.82
Granted	57,000	22.68
Vested	(51,300)	27.19
Outstanding at December 31, 2019	109,350	25.44
Granted	63,000	11.54
Vested	(40,200)	26.26
Outstanding at December 31, 2020	132,150	18.56
Expected to vest	132,150

The fair value of vested stock during the years 2020, 2019 and 2018 was  $1.1 million,  $1.4 million and $1.3 million, respectively.

Restricted stock units and stock purchase options granted to certain executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain executives of the Bank with a grant date fair value of $902 thousand in 2020, $355 thousand in 2019 and $581 thousand in 2018. The distribution of the fair value was in restricted stock units.

Restricted stock units

The fair value of the restricted stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grant date. These stock units vest 25% each year on the grant date’s anniversary. The restricted stock units are exchanged at a ratio of 1: 1 for common shares "Class E".

Compensation costs of the restricted stock units are amortized during the period of restriction by the accelerated method. During 2020, 2019 and 2018, the cost recognized in profit or loss as a result of the amortization of these grants totaled $640 thousand, $359 thousand and $503 thousand, respectively. The remaining compensation cost pending amortization of $583 thousand in 2020 will be amortized over 3.17 years.

A summary of the restricted stock units granted to certain executives is presented below:

			Weighted
			average
		Weighted	remaining		Aggregate
		average grant	contractual		intrinsic
	Shares	date fair value	term		value
Outstanding at January 1, 2018	50,805	21.07
Granted	23,412	24.80
Vested	(49,055)	20.90
Outstanding at December 31, 2018	25,162	24.86
Granted	23,743	14.95
Vested	(6,727)	24.92
Outstanding at December 31, 2019	42,178	19.27
Granted	51,829	17.41
Vested	(12,664)	20.24
Outstanding at December 31, 2019	81,343	17.93	2.59	years	15.71
Expected to vest	81,343	17.93	2.60	years	15.71

The fair value of vested stock during the years 2020, 2019 and 2018 is $256 thousand, $168 thousand, and $1 million, respectively.

Stock purchase options

The Bank´s policy indicates that options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost recognized in profit or loss during 2018 as a result of the amortization of these plans amounted to $14 thousand.

A summary of stock options granted is presented below:

			Weighted average		Aggregate
		Weighted average	remaining contractual		intrinsic
	Options	exercise price	term		value
Outstanding at January 1, 2018	273,643	27.48
Granted	—	—
Forfeited	(28,315)	29.25
Exercised	(102,918)	24.55
Outstanding at December 31, 2018	142,410	29.25
Outstanding at December 31, 2019	142,410	29.25
Outstanding at December 31, 2020	142,410	29.25	1.11	years	—
Exercisable	142,410	29.25	1.11	years	—
Expected to vest	—	—			—

During 2020 and 2019 there were no options exercised. The intrinsic value of exercised options during the years 2018 was $406 thousand. During 2018, the Bank received $2.5 million from exercised options.

B.Other plans - Expatriate Top Executives Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2020, 2019 and 2018, the Bank charged to salaries expense $75 thousand, $87 thousand and $102 thousand, respectively, that correspond to the Bank’s contributions to this plan.